Offsets	Mar. 25, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Yesway, Inc.
Form or Filing Type	S-1
File Number	333-259699
Initial Filing Date	Sep. 21, 2021
Fee Offset Claimed	$ 10,910.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	100,000,000
Termination / Withdrawal Statement	(1) The Registrant paid a registration fee of $10,910.00 in connection with the registration of $100,000,000 of shares of class A common stock, par value $0.0001 per share, pursuant to the Registration Statement on Form S-1 (File No. 333-259699) (the "Prior Registration Statement"). The Prior Registration Statement was not declared effective by the Securities and Exchange Commission, and no securities were issued or sold thereunder. The Prior Registration Statement was withdrawn by filing a Form RW on December 1, 2022. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the initial filing of this Registration Statement is offset by $10,910.00, representing the fee paid in connection with the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Yesway, Inc.
Form or Filing Type	S-1
File Number	333-259699
Filing Date	Sep. 21, 2021
Fee Paid with Fee Offset Source	$ 10,910.00